Investments (Tables)	12 Months Ended
Mar. 31, 2026
Investments [Abstract]
Schedule of Financial Information of Unconsolidated Entity

Summarized financial information of unconsolidated entity is as follows:

	March 31, 2026	March 31, 2025
Current assets	$80,963	$87,473
Noncurrent assets	$64,680	$156,615
Current liabilities	$341,290	$273,678
Noncurrent liabilities	$-	$-

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Net sales	$1,344,468	$645,107	$-
Gross profit	142,685	18,116	-
Loss from operations	(289,744)	(188,279)	-
Net loss	(289,600)	(187,758)	-